Balance Sheet Details (Schedule Of Inventory) (Details) (USD $)	Jul. 31, 2014	Jul. 31, 2013
Balance Sheet Details [Abstract]
Raw materials	$ 102,000	$ 70,000
Finished goods	147,000	295,000
Inventories, net	$ 249,000	$ 365,000